Trade and other receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other receivables and other current assets
Schedule of trade and other receivables and other current assets

	December 31,
	2017	2016	2015
	(Euro, in thousands)
Trade receivables	€22,133	€6,629	€1,494
Prepayments	543	21	11
Other receivables	5,289	3,078	2,426
Trade and other receivables	27,966	9,728	3,931
Accrued income	2,584	3,617	2,976
Deferred charges	3,825	3,621	2,536
Other current assets	6,409	7,239	5,512
Total trade and other receivables & other current assets	€34,375	€16,966	€9,443